(LOSS)/EARNINGS PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
(Loss)/Profit for the year	$ (40,270)	$ (100,625)	$ 21,796
Diluted earnings per share denominator	107,510,179	113,197,598	109,631,172
Diluted earnings per ordinary share for continuing operations	$ (35,728)	$ (35,536)	$ 13,049
Adjusted (loss)/profit after tax	(37,337)	(97,577)	12,658
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	38,661	38,583	22,187
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	$ 38,661	$ 38,583	$ 22,187
Diluted earnings per share denominator	26,877,544	28,299,399	27,407,793
Adjusted (loss)/profit after tax	$ 37,337	$ 97,577	$ 12,658